DEBT (Tables)	6 Months Ended
Jun. 30, 2024
DEBT
Schedule of short-term and long-term debt

	As of
	December 31,	June 30,
	2023	2024
Short-term debt and current portion of long-term debt:
Long-term bank borrowings, current portion	125	186
Short-term bank borrowings	329	77
Convertible senior notes, current portion	3,537	—
FF&E liability, current portion	58	52
Total	4,049	315

Long-term debt:
Long-term bank borrowings, noncurrent portion	1,050	1,435
Convertible senior notes, noncurrent portion	—	3,563
FF&E liability, noncurrent portion	199	207
Others	16	15
Total	1,265	5,220

Schedule of contractual maturities of the group's long-term debt

Principle Amounts
Remainder of 2024	262
2025	803
2026	4,024
2027	219
2028	150
Thereafter	77
Total	5,535